Raw Materials and Consumables Used	12 Months Ended
Dec. 31, 2017
Analysis Of Income And Expense [Abstract]
Raw Materials and Consumables Used
26.	RAW MATERIALS AND CONSUMABLES USED.

The detail of raw materials and consumables used for the years ended December 31, 2017, 2016 and 2015, is as follows:

	For the years ended December 31,
	2017	2016	2015
Raw materials and consumables used	ThCh$	ThCh$	ThCh$
Energy purchases	(902,434,871)	(891,746,884)	(860,203,181)
Fuel consumption	(280,739,362)	(295,148,838)	(327,502,996)
Transportation costs	(155,879,249)	(195,123,118)	(182,453,155)
Other raw materials and consumables	(182,102,035)	(115,400,740)	(111,826,227)
Total	(1,521,155,517)	(1,497,419,580)	(1,481,985,559)